OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of other income (loss)

	Year ended December 31, 2017	Year ended December 31, 2016
Loss on disposal of non core mining interests and plant and equipment (note 18)	($992)	($1,007)
Change in fair value of warrant investments	1,618	—
Realized gain on sale of JDS Silver	793	—
Recognition of deferred premium on flow through shares (note 24(a))	3,070	897
Unrealized and realized foreign exchange (loss) gain, net	(2,209)	429
Other income	1,096	(109)
Other income, net	$3,376	$210